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                             UNITED STATES                   OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235-0456
                         Washington, D.C. 20549         Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.        Name and address of issuer:
          Security First Life Separate Account A
          11365 W. Olympic Boulevard
          Los Angeles, CA 90064


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):                                                          [ ]
          Security First Life Insurance Separate Account A

3.        Investment Company Act File Number:  811-3365

          Securities Act File Numbers:  2-75533; 33-37128; 33-61370; 33-7094;
                                        333-9221; 33-47984; 33-28623

          Filing fee is paid by 24f-2 filing on Securities Act File Number 2-75533.


4(a).     Last day of fiscal year for which this Form is filed:
          12/31/1998


4(b).     [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [ ] Check box if this is the last time the issuer will be filing this
              Form.


5.        Calculation of registration fee:

          (i)    Aggregate sale price of securities
                 sold during the fiscal year
                 pursuant to section 24(f):                         $468,129,765

          (ii)   Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                     $226,544,962

          (iii)  Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used
                 to reduce registration fees
                 payable to the Commission:           $____________

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          (iv)   Total available redemption
                 credits [add Items 5(ii) and
                 5(iii)]:                                           $226,544,962

          (v)    Net sales - if Item 5(i) is
                 greater than Item 5(iv)
                 [subtract Item 5(iv) from
                 item 5(i)]:                                        $241,584,803

          (vi)   Redemption credits available
                 for use in future years - if
                 Item 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:                                        $(         )

          (vii)  Multiplier for determining
                 registration fee (See
                 Instruction C.9):                                  X  .000278

          (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)]
                 (enter "0" if no fee is due):                     =$67,160.57*
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                 *Filing fee is paid by 24f-2 filing on Securities Act File
                 Number 2-75533.


6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               + $___________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               = $  67,160.57

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [X]  Wire Transfer
               [ ]  Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ GEORGE J. OLAH
                          -------------------------------
                                  Treasurer

Date    March 3, 1999
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*Please print the name and title of the signing officer below the signature.